Annual Operating Expenses {- Fidelity Small-Mid Cap Opportunities ETF} - NF_07.31 Fidelity Equity ETFs_Combo PRO-01 - Fidelity Small-Mid Cap Opportunities ETF - Fidelity Small-Mid Cap Opportunities ETF
	Jan. 26, 2021
Operating Expenses:
Management fee	0.64%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.64%

[1]	(a)Based on estimated amounts for the current fiscal year.